Related party and shareholder transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 21 - Related party and shareholder transactions

During the years ended December 31, 2018, 2017 and 2016, the Company purchased equipment of $nil,
$7
and $nil from Boca Engineering Limited. Mr. Richard Kam Biu Chan is the sole director of Boca and Boca Engineering Limited.

On April 1, 2018, a company beneficially owned by Luk Lai Ching Kimmy (principal shareholder of the Company) leased a property in No. 11 Hau Fook Street, Tsim Sha Tsui, Kowloon, from a subsidiary of the Company. The lease will be expired on March 30, 2020. During the years ended December 31, 2018, 2017 and 2016, the Company received rental amounts of $37, $nil and $nil that are included in revenue, respectively.